Provision for Income Taxes (Details) - Schedule of Estimated Income Tax Expenses - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Estimated Income Tax Expenses [Abstract]
Current	€ 3,351	€ 8,637
Total current	€ 3,351	€ 8,637